Right to Use Assets and Lease Liabilities - Operating Leases (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure Text Block [Abstract]
Operating Lease, Weighted Average Remaining Lease Term	7 years 2 months 12 days		7 years 2 months 12 days		7 years 6 months
Operating Lease, Expense	$ 199,800	$ 38,500	$ 389,300	$ 59,200	$ 351,854	$ 10,642
Operating Lease, Right-of-Use Asset, Amortization Expense	85,200	$ 18,500	165,700	$ 24,700	$ 162,276	4,318
Lessee, Operating Lease, Discount Rate		12.00%		12.00%	12.00%
Operating Lease, Liability	4,393,664	$ 4,400,000	4,393,664	$ 4,400,000	$ 4,134,802	321,004
Operating Lease, Right-of-Use Asset	$ 3,883,529	$ 3,900,000	$ 3,883,529	$ 3,900,000	$ 3,886,866	$ 310,361